ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable
Accrued payables	$ 91,574	$ 110,267
Accounts payable - trade	294,096	288,215
Total accounts payable	$ 385,670	$ 398,482